S000084923 [Member] Expense Example - Barrow Hanley International Value Fund	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,493
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,606
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,773
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,493